Taxes Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxes Liabilities	28. TAX LIABILITIES

	2020	2019
Income tax	2,264,920	77,744
Value added tax	407,713	450,853
Turnover tax	101,834	87,278
Other taxes, withholdings and perceptions	109,592	83,254

Total	2,884,059	699,129